Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management [Abstract]
Capital risk management
Capital risk management

The Company manages its capital to ensure that entities in the Company will be able to continue while maximizing the return to shareholder through the optimization of the debt and equity balance. The capital structure of the Company consists of net debt (offset by cash and cash equivalents) and equity. The Company’s overall capital risk management strategy remains consistent with the prior year.

Details of the Company’s capital management accounts as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Total borrowings and debt securities	￦	61,034,627	67,876,541
Cash and cash equivalents		1,358,345	1,810,129

Net borrowings and debt securities		59,676,282	66,066,412

Total shareholders’ equity		71,092,762	68,889,649

Debt to equity ratio		83.94%	95.90%

Credit risk management

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Cash and cash equivalents	￦	1,358,345	1,810,129
Financial assets at fair value through profit or loss		920,935	747,261
Derivative assets (trading)		37,631	165,204
Financial assets at amortized cost		14,042	13,609
Loans		718,674	738,707
Long-term/short-term financial instruments		2,318,027	1,960,227
Derivative assets (applying hedge accounting)		64,704	145,829
Trade and other receivables		9,613,437	9,703,749
Financial guarantee contracts(*)		1,310,817	3,338,566

(*)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

Sensitivity analysis of Defined benefit obligation

A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2018 and 2019 are as follows:

			2018		2019
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease
			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	416,956	(363,820)	442,748	(386,147)
Discount rate	Increase (decrease) in defined benefit obligation		(377,221)	445,833	(402,099)	475,765

Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2018 and 2019 are ￦14,646 million and ￦17,734 million, respectively.

Changes in provisions due to movements in underlying assumptions

Changes in provisions due to movements in underlying assumptions as of December 31, 2018 and 2019 are as follows:

Type	Accounts	2018	2019
PCBs	Inflation rate	1.27%	1.09%
	Discount rate	2.18%	1.97%
Nuclear plants	Inflation rate	1.21%	1.10%
	Discount rate	2.94%	2.43%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

Sensitivity analysis of Provisions due to movements in underlying assumptions

A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2018 and 2019 are as follows:

			2018		2019
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease
			In millions of won
Discount rate	PCBs	￦	(623)	627	(527)	530
	Nuclear plants		(256,513)	263,595	(316,184)	325,828
	Spent fuel		(49,182)	51,098	(51,607)	53,621
Inflation rate	PCBs		632	(629)	534	(532)
	Nuclear plants		294,984	(287,110)	346,082	(336,182)
	Spent fuel		51,837	(49,961)	54,396	(52,424)

Foreign currency risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2018 and 2019 are as follows:

	Assets		Liabilities
Type	2018	2019	2018	2019
	In thousands of foreign currencies
AED	10,513	57,403	5,890	40,061
AUD	143	143	717,712	1,036,785
BDT	71,575	85,547	1,175	635
BWP	1,214	1,437	—	—
CAD	96	86	4	3,112
CHF	—	—	400,000	500,753
CNY	—	—	26,140	26,140
CZK	—	—	—	243
EUR	337	208	105,673	111,199
GBP	—	—	1	191
GHS	25,794	—	—	—
HKD	—	—	1,650,000	1,648,815
IDR	60,568	376,136	206,935	219,801
INR	1,228,795	1,244,170	183,963	210,232
JOD	2,764	1,516	5	147
JPY	35,935	109,970	390,921	314,402
KZT	319	319	—	—
MGA	3,318,447	3,858,201	170,641	133,403
MMK	25,208	29,651	—	—
PHP	709,285	175,210	66,985	130,073
PKR	305,542	354,361	3,588	4,366
SAR	2,024	2,653	—	480
SEK	—	—	450,000	449,072
USD	1,422,510	1,227,054	8,103,602	9,963,928
UYU	39,898	58,781	4,253	8,213
VND	—	418,998	—	1,375
ZAR	170	450	4	6

Sensitivity analysis of Foreign currency risk

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2018 and 2019 are as follows:

		2018		2019
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(887,561)	887,561	(1,197,530)	1,197,530
Increase (decrease) of shareholder’s equity(*)		(887,561)	887,561	(1,197,530)	1,197,530

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Interest rate risk

The Company’s borrowings and debt securities with floating interest rates as of December 31, 2018 and 2019 are as follows:

Type		2018	2019
		In millions of won
Short-term borrowings	￦	24,235	—
Long-term borrowings		2,358,860	2,273,579
Debt securities		—	243,102

	￦	2,383,095	2,516,681

Sensitivity analysis of Interest rate risk

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2018 and 2019 are as follows:

		2018		2019
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(23,831)	23,831	(25,167)	25,167
Increase (decrease) of shareholder’s equity(*)		(23,831)	23,831	(25,167)	25,167

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Electricity rates risk

A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2018 and 2019 are as follows:

		2018		2019
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	568,420	(568,420)	559,390	(559,390)
Increase (decrease) of shareholder’s equity(*)		568,420	(568,420)	559,390	(559,390)

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Details of maturities of non-derivative financial liabilities

The following table shows the details of maturities of non-derivative financial liabilities as of December 31, 2018 and 2019. This table, based on the undiscounted cash flows of the non-derivative financial liabilities including estimated interests, has been prepared based on the respective liabilities’ earliest maturity date.

		2018
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,204,471	9,274,378	28,143,311	25,312,534	72,934,694
Finance lease liabilities		87,709	87,709	141,074	65,250	381,742
Trade and other payables		6,348,195	150,479	375,661	2,188,950	9,063,285
Financial guarantee contracts(*)		91,722	855,488	363,607	—	1,310,817

	￦	16,732,097	10,368,054	29,023,653	27,566,734	83,690,538

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,660,737	10,997,510	27,881,873	30,859,669	80,399,789
Lease liabilities		686,445	617,449	1,717,434	2,735,681	5,757,009
Trade and other payables		6,014,054	382,809	971,469	1,176,697	8,545,029
Financial guarantee contracts(*)		937,091	302,186	32,314	2,066,975	3,338,566

	￦	18,298,327	12,299,954	30,603,090	36,839,022	98,040,393

(*)

This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2018 and 2019 are ￦15,586 million and ￦81,357 million, respectively.

The expected maturities for non-derivative financial assets

The expected maturities for non-derivative financial assets as of December 31, 2018 and 2019 in detail are as follows:

		2018
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	1,358,345	—	—	—	1,358,345
Financial assets at fair value through other comprehensive income		—	—	—	399,495	399,495
Financial assets at amortized cost		11,956	2,086	—	—	14,042
Loans		123,646	314,744	319,988	—	758,378
Long-term/short-term financial instruments		1,869,286	278,899	164,057	5,785	2,318,027
Financial assets at fair value through profit or loss		313,893	81,828	483,398	41,816	920,935
Trade and other receivables		7,795,619	1,067,800	701,743	57,651	9,622,813

	￦	11,472,745	1,745,357	1,669,186	504,747	15,392,035

		2019
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	1,810,129	—	—	—	1,810,129
Financial assets at fair value through other comprehensive income		—	—	—	379,170	379,170
Financial assets at amortized cost		12,302	1,307	—	—	13,609
Loans		64,081	346,583	336,502	27,606	774,772
Long-term/short-term financial instruments		1,351,971	269,863	—	338,393	1,960,227
Financial assets at fair value through profit or loss		131,385	79	—	615,797	747,261
Trade and other receivables		7,703,746	980,951	818,431	207,979	9,711,107

	￦	11,073,614	1,598,783	1,154,933	1,568,945	15,396,275

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contract

Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2018 and 2019 are as follows:

		2018
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		5,734	16,565	28,283	40,124	90,706
—Hedging		5,154	(43,447)	71,840	(40,917)	(7,370)

	￦	10,888	(26,882)	100,123	(793)	83,336

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	(3,017)	—	—	—	(3,017)
Gross settlement
—Trading		(15,011)	(8,295)	(39,654)	4,235	(58,725)
—Hedging		(59,846)	(21,466)	(1,914)	(33,588)	(116,814)

	￦	(77,874)	(29,761)	(41,568)	(29,353)	(178,556)

Fair value and book value of financial assets and liabilities
Fair value and book value of financial assets and liabilities as of December 31, 2018 and 2019 are as follows:

		2018		2019
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	399,495	399,495	379,170	379,170
Derivative assets (trading)		37,631	37,631	165,204	165,204
Derivative assets (applying hedge accounting)		64,704	64,704	145,829	145,829
Financial assets at fair value through profit or loss		920,935	920,935	747,261	747,261

	￦	1,422,765	1,422,765	1,437,464	1,437,464

Assets carried at amortized cost
Financial assets at amortized cost	￦	14,042	14,042	13,609	13,609
Loans and receivables		718,674	718,674	738,707	738,707
Long-term financial instruments		448,741	448,741	608,256	608,256
Short-term financial instruments		1,869,286	1,869,286	1,351,971	1,351,971
Trade and other receivables		9,613,437	9,613,437	9,703,749	9,703,749
Cash and cash equivalents		1,358,345	1,358,345	1,810,129	1,810,129

	￦	14,022,525	14,022,525	14,226,421	14,226,421

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	99,010	99,010	53,147	53,147
Derivative liabilities (applying hedge accounting)		213,153	213,153	116,813	116,813

	￦	312,163	312,163	169,960	169,960

Liabilities carried at amortized cost
Secured borrowings	￦	741,029	741,029	227,135	227,135
Unsecured bond		56,603,988	58,804,070	63,171,664	66,917,421
Lease liabilities		—	—	5,070,133	5,070,133
Finance lease liabilities		283,806	283,806	—	—
Unsecured borrowings		3,522,602	3,950,517	4,104,523	4,113,955
Trade and other payables(*)		9,063,285	9,063,285	8,545,029	8,545,029
Bank overdraft		167,008	167,008	373,219	373,219

	￦	70,381,718	73,009,715	81,491,703	85,246,892

(*)	Excludes lease liabilities (current year) and finance lease liabilities (prior year)

Interest rates used for determining fair value

The discount rate used for calculating fair value as of December 31, 2018 and 2019 are as follows:

Type	2018	2019
Derivatives	0.02% ~ 4.16%	0.01% ~ 4.16%
Borrowings and debt securities	0.51% ~ 5.14%	0.17% ~ 3.90%
Lease	3.50% ~ 10.83%	1.38% ~ 10.83%

Fair value hierarchy

Fair values of financial instruments by hierarchy level as of December 31, 2018 and 2019 are as follows:

		2018
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	210,056	—	189,439	399,495
Derivative assets		—	100,490	1,845	102,335
Financial assets at fair value through profit or loss		106,600	809,283	5,052	920,935

	￦	316,656	909,773	196,336	1,422,765

Financial liabilities at fair value
Derivative liabilities	￦	—	310,008	2,155	312,163

		2019
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	201,202	—	177,968	379,170
Derivative assets		—	308,399	2,634	311,033
Financial assets at fair value through profit or loss		—	742,105	5,156	747,261

	￦	201,202	1,050,504	185,758	1,437,464

Financial liabilities at fair value
Derivative liabilities	￦	—	169,960	—	169,960

Changes of financial assets and liabilities which are classified as level 3

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Effect of change in accounting policy	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss
Cooperative	￦	—	5,038	—	—	14	—	—	5,052
Financial assets at fair value through other comprehensive income
Unlisted securities		—	197,450	—	—	(11,744)	(326)	4,059	189,439

		2019
		Beginning balance	Effect of change in accounting policy	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss
Cooperative	￦	5,052	—	40	—	64	—	—	5,156
Financial assets at fair value through other comprehensive income
Unlisted securities		189,439	—	1,876	—	3,715	(19,315)	2,253	177,968